Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Qualified and Non-qualified Defined Benefit Plans [Abstract]
Participants' vesting percentage in CSC Supplemental Benefit Plan (in hundredths)	100.00%
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 301,716		$ 248,618
Service cost	40,786		40,862		35,773
Interest cost	14,354		13,359		11,876
Actuarial loss (gain)	(21,366)		11,474
Benefits paid	(10,820)		(12,597)
Benefit obligations relating to Madison Square Garden as a result of the MSG Plans Transfer	(15,642)	[1]	0	[1]
Benefit obligation at end of year	309,028		301,716		248,618
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	194,468		152,909
Actual return on plan assets, net	3,935		1,189
Employer contributions	50,109		52,967
Benefits paid	(10,820)		(12,597)
Plan assets relating to Madison Square Garden as a result of the MSG Plans Transfer	(9,580)	[1]	0	[1]
Fair value of plan assets at end of year	228,112		194,468		152,909
Unfunded status at end of year	(80,916)		(107,248)
Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive loss (income) [Abstract]
Actuarial loss (gain)	(19,186)		13,947
Recognized actuarial loss	(5,831)		(5,265)
Recognized prior service cost	0		(26)
Transfer of unrecognized actuarial loss to Madison Square Garden as a result of the MSG Plans Transfer	(3,712)		0
Transfer of unrecognized prior service cost to Madison Square Garden as a result of the MSG Plans Transfer	(155)		0
Total recognized in other comprehensive loss	(28,884)		8,656
Pre-tax amounts recognized in accumulated other comprehensive loss (income) [Abstract]
Actuarial loss	44,736		73,465
Prior service cost	0		155
Total recognized in other comprehensive loss	44,736		73,620
Approximate amount in accumulated other comprehensive loss expected to be recognized as a component of net periodic benefit costs during the next fiscal year	1,561
Net funded status relating to defined benefit plans [Abstract]
Cablevision Defined Benefit Plans	(80,916)
Less: Current portion	2,031
Long-term defined benefit plan obligations	(78,885)		(105,461)
Components of net periodic benefit cost (credit) [Abstract]
Service cost	40,786		40,862		35,773
Acquisition - service cost	0		0		1,471
Interest cost	14,354		13,359		11,876
Expected return on plan assets, net	(6,116)		(3,707)		(12,233)
Recognized prior service cost	0		26		26
Recognized actuarial loss	5,831		5,265		0
Settlement loss	0		55		0
Net periodic benefit cost	54,855	[2]	55,860	[2]	36,913	[2]
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)	5.17%		5.58%		5.75%
Rate of increase in future compensation levels (in hundredths)	3.50%		4.50%		4.50%
Expected rate of return on plan assets (qualified plans only) (in hundredths)	4.38%		4.00%		7.91%
Discount rate methodology and source	Determined from Buck Consultant's Discount Rate Model		Determined from Buck Consultant's Discount Rate Model		Determined from Buck Consultant's Discount Rate Model
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	5.25%		5.17%
Rate of increase in future compensation levels (in hundredths)	3.50%		3.50%
Discount rate methodology and source	Determined from Buck Consultant's Discount Rate Model		Determined from Buck Consultant's Discount Rate Model
Weighted average asset allocation of pension plan [Abstract]
Fixed income securities (in hundredths)	91.00%		37.00%	[3]
Cash equivalents and other (in hundredths)	9.00%	[4]	63.00%	[3],[4]
Total weighted average asset allocation (in hundredths)	100.00%		100.00%	[3]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	234,689	[5]	194,160
Plan assets of Madison Square Garden held in Pension Plan Trust and expected to be transferred in 2011	9,451
Projected future benefit payments for qualified and non-qualified defined benefit plans [Abstract]
2011	17,791
2012	23,377
2013	27,361
2014	32,051
2015	34,577
2016-2020	203,003
Benefit payment obligation payable in next twelve months for Cablevision's Qualified and Non-Qualified Defined Benefit Plans	2,031
Expected Company contribution to Pension Plan in next fiscal year	68,300
Defined Contribution Benefit Plans [Line Items]
Costs associated with defined contribution benefit plans	23,395		21,377		18,898
Fixed Income Securities Corporate Debt [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	41,399	[6]
Fixed Income Securities Corporate Debt [Member] | Level I [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0	[6]
Fixed Income Securities Corporate Debt [Member] | Level II [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	41,399	[6]
Fixed Income Securities Corporate Debt [Member] | Level III [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0	[6]
Fixed Income Securities Government Debt [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	7,449
Fixed Income Securities Government Debt [Member] | Level I [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0
Fixed Income Securities Government Debt [Member] | Level II [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	7,449
Fixed Income Securities Government Debt [Member] | Level III [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0
Fixed Income Securities Treasury Securities [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	166,252
Fixed Income Securities Treasury Securities [Member] | Level I [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0
Fixed Income Securities Treasury Securities [Member] | Level II [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	166,252
Fixed Income Securities Treasury Securities [Member] | Level III [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0
Fixed Income Securities Other [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	318
Fixed Income Securities Other [Member] | Level I [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0
Fixed Income Securities Other [Member] | Level II [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	318
Fixed Income Securities Other [Member] | Level III [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0
Fixed Income Securities [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets			72,200	[7]
Fixed Income Securities [Member] | Level I [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets			72,200	[7]
Fixed Income Securities [Member] | Level II [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets			0	[7]
Fixed Income Securities [Member] | Level III [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets			0	[7]
Cash Equivalents [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	19,271	[8]	121,960	[9]
Cash Equivalents [Member] | Level I [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	19,271	[8]	121,960	[9]
Cash Equivalents [Member] | Level II [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0	[8]	0	[9]
Cash Equivalents [Member] | Level III [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0	[8]	0	[9]
Level I [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	19,271	[5]	194,160
Level II [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	215,418	[5]	0
Level III [Member]
Pension Plan Assets Disclosure [Line Items]
Fair value of Pension Plan Trust assets	0	[5]	0
Newsday [Member]
Defined Contribution Benefit Plans [Line Items]
Costs associated with defined contribution benefit plans					539
AMC Networks Inc. [Member]
Defined Contribution Benefit Plans [Line Items]
Net periodic benefit cost reflected as a component of discontinued operations	4,988
Madison Square Garden and AMC Networks [Member]
Defined Contribution Benefit Plans [Line Items]
Net periodic benefit cost reflected as a component of discontinued operations			$ 9,965		$ 6,037

[1]	Represents amounts as calculated on January 1, 2010 which represented the date employees of Madison Square Garden ceased participation in the Pension Plan. Plan assets are expected to be transferred to a Madison Square Garden sponsored trust in 2011.
[2]	The table includes net periodic benefit costs of approximately $4,988 for the year ended December 31, 2010 relating to AMC Networks and approximately $9,965 and $6,037 for the years ended December 31, 2009 and 2008, respectively, relating to Madison Square Garden and AMC Networks, that is reflected as a component of discontinued operations in the Company's consolidated financial statements.
[3]	In 2009, the Pension Plan assets were included in the Cablevision Retirement Plan Master Trust ("Master Trust").
[4]	This class represents investment in mutual funds that invest primarily in money market securities.
[5]	Total amount includes plan assets to Madison Square Garden of $9,451 as a result of the MSG Plans Transfer expected to be transferred in 2011, and excludes net receivables relating to securities sales that were not settled as of December 31, 2010.
[6]	This class represents bonds of U.S. and foreign issuers from diverse industries.
[7]	Represents the Master Trust's investment in mutual funds that invest primarily in long-duration government and non-government securities.
[8]	This class represents the Pension Plan Trust's investment in mutual funds that invest primarily in money market securities.
[9]	Represents the Master Trust's investment in mutual funds that invest primarily in money market securities.